LOAN PAYABLE	12 Months Ended
Dec. 31, 2022
Disclosure Of Loan Payable [Abstract]
LOAN PAYABLE [Text Block]

NOTE 15 - LOAN PAYABLE

During the year ended December 31, 2022, the Company received a short-term loan of $300,000 with an interest rate of 1.5% per month. The loan is unsecured and is due on demand. Total interest expense during the year ended December 31, 2022 was $9,000.